COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	21.7%
BANKING	8.6%
Bank of America Corp., 4.125%, Series PP(a)(b)		33,088	$664,407
Bank of America Corp., 4.25%, Series QQ(a)(b)		58,616	1,198,697
Bank of America Corp., 4.375%, Series NN(a)(b)		31,877	670,692
Bank of America Corp., 5.00%, Series LL(a)(b)		9,330	218,415
Bank of America Corp., 5.375%, Series KK(a)(b)		43,613	1,069,827
Bank of America Corp., 5.875%, Series HH(a)(b)		3,224	81,342
Federal Agricultural Mortgage Corp., 4.875%, Series G(b)		27,286	603,021
JPMorgan Chase & Co., 4.20%, Series MM(a)(b)		15,599	329,919
JPMorgan Chase & Co., 4.55%, Series JJ(a)(b)		17,160	387,301
JPMorgan Chase & Co., 4.625%, Series LL(a)(b)		15,878	363,606
JPMorgan Chase & Co., 5.75%, Series DD(a)(b)		21,620	546,554
M&T Bank Corp., 7.50%, Series J(a)(b)		74,586	2,089,154
Morgan Stanley, 5.85%, Series K(a)(b)		35,291	879,099
Morgan Stanley, 6.375%, Series I(a)(b)		66,456	1,682,001
Morgan Stanley, 6.50%, Series P(a)(b)		16,345	434,614
Morgan Stanley, 6.625%, Series Q(a)(b)		138,044	3,705,101
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		35,091	856,571
Truist Financial Corp., 4.75%, Series R(a)(b)		20,152	435,888
U.S. Bancorp, 4.00%, Series M(a)(b)		50,675	1,000,831
Wells Fargo & Co., 4.25%, Series DD(a)(b)		42,687	865,266
Wells Fargo & Co., 4.375%, Series CC(a)(b)		39,087	811,446
Wells Fargo & Co., 4.70%, Series AA(a)(b)		53,643	1,160,298
Wells Fargo & Co., 4.75%, Series Z(a)(b)		86,847	1,883,711
Wells Fargo & Co., 5.625%, Series Y(a)(b)		37,197	928,809

			22,866,570

CONSUMER DISCRETIONARY PRODUCTS	0.2%
Ford Motor Co., Senior Debt, 6.50%, due 8/15/62(a)		22,478	573,414

FINANCIAL SERVICES	1.0%
Affiliated Managers Group, Inc., 5.875%, due 3/30/59(a)		3,021	75,495
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)		30,867	800,999
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)(c)		25,020	681,294
Carlyle Finance LLC, 4.625%, due 5/15/61(a)		6,744	131,778
TPG Operating Group II LP, 6.95%, due 3/15/64(a)		39,715	1,044,504

			2,734,070

INDUSTRIAL SERVICES	0.7%
WESCO International, Inc., 10.625% to 6/22/25, Series A(b)(c)		71,827	1,856,728

INSURANCE	5.2%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)(a)		41,672	927,202
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		64,738	1,323,245
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		34,097	795,142
Athene Holding Ltd., 4.875%, Series D(a)(b)		70,627	1,370,164
Athene Holding Ltd., 5.625%, Series B(a)(b)		7,522	169,245
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		43,898	1,090,426
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a)(b)(c)		5,654	141,011
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)		53,523	1,373,400
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		44,265	1,175,236
Axis Capital Holdings Ltd., 5.50%, Series E(a)(b)		29,013	661,787

		Shares		Value
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a)(b)(c)			17,744	$346,363
Equitable Holdings, Inc., 4.30%, Series C(a)(b)			13,924	280,986
Equitable Holdings, Inc., 5.25%, Series A(a)(b)			34,139	791,001
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)			37,387	1,016,553
Lincoln National Corp., 9.00%, Series D(a)(b)			18,520	523,560
MetLife, Inc., 4.75%, Series F(a)(b)			23,089	523,889
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(a)(c)			13,226	350,621
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(b)			34,699	643,319
W.R. Berkley Corp., 4.125%, due 3/30/61(a)			8,752	180,379

				13,683,529

PIPELINES	0.2%
TC Energy Corp., 3.351% to 11/30/25, Series 11 (Canada)(a)(b)(c)			26,957	406,612

REAL ESTATE	1.7%
CTO Realty Growth, Inc., 6.375%, Series A(b)			21,968	516,907
Public Storage, 4.10%, Series S(a)(b)			34,003	677,340
Public Storage, 4.70%, Series J(a)(b)			44,889	1,008,656
Public Storage, 4.75%, Series K(a)(b)			34,590	790,035
Regency Centers Corp., 5.875%, Series B(b)			60,000	1,461,000

				4,453,938

TELECOMMUNICATIONS	1.5%
AT&T, Inc., 4.75%, Series C(a)(b)			48,527	1,019,552
AT&T, Inc., 5.00%, Series A(a)(b)			48,300	1,078,539
AT&T, Inc., Senior Debt, 5.35%, due 11/1/66(a)			19,185	471,375
Telephone & Data Systems, Inc., 6.00%, Series VV(a)(b)			14,918	289,260
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70(a)			10,084	224,571
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(a)			17,286	382,885
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69(a)			26,813	630,642

				4,096,824

UTILITIES	2.6%
Algonquin Power & Utilities Corp., 9.603% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)			22,887	594,833
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)			25,091	436,583
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)			34,274	630,299
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)			47,325	911,006
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)(b)			42,166	834,887
SCE Trust VII, 7.50%, Series M (TruPS)(a)(b)			78,949	2,113,465
SCE Trust VIII, 6.95%, Series N(a)(b)			50,530	1,349,151

				6,870,224

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$54,946,835)				57,541,909

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	123.5%
BANKING	73.3%
Abanca Corp. Bancaria SA, 10.625% to 7/14/28 (Spain)(b)(c)(e)(f)		EUR	400,000	507,277
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR	800,000	931,149
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(b)(c)(e)(f)		EUR	1,400,000	1,627,603
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(b)(c)(e)			600,000	585,379
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)			900,000	995,887

	Principal Amount*		Value
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(b)(c)(e)(f)	EUR	400,000	$495,664
Banco Santander SA, 4.125% to 11/12/27 (Spain)(b)(c)(e)	EUR	600,000	623,630
Banco Santander SA, 4.75% to 11/12/26 (Spain)(b)(c)(e)		1,200,000	1,145,375
Banco Santander SA, 7.00% to 11/20/29 (Spain)(b)(c)(e)(f)	EUR	800,000	924,415
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)		2,800,000	2,978,094
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)		1,200,000	1,336,562
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)		2,600,000	3,063,173
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)(c)		1,074,000	1,042,345
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)		1,235,000	1,254,727
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)		1,215,000	1,245,377
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)(c)		662,000	676,958
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(a)(c)		1,340,000	1,415,078
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)		1,000,000	1,073,858
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(c)		1,600,000	1,734,629
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)		880,000	939,400
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(b)(c)(e)		600,000	598,728
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)		1,400,000	1,477,827
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP	600,000	836,764
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP	600,000	852,579
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(b)(c)(e)		2,400,000	2,708,194
BNP Paribas SA, 4.50% to 2/25/30 (France)(b)(c)(e)(g)		1,400,000	1,210,895
BNP Paribas SA, 4.625% to 1/12/27 (France)(b)(c)(e)(g)		2,800,000	2,660,349
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(e)(g)		3,075,000	2,685,540
BNP Paribas SA, 7.00% to 8/16/28 (France)(b)(c)(e)(g)		565,000	578,579
BNP Paribas SA, 7.375% to 8/19/25 (France)(b)(c)(e)(g)		600,000	606,889
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)		1,800,000	1,877,617
BNP Paribas SA, 7.75% to 8/16/29 (France)(b)(c)(e)(g)		2,000,000	2,111,882
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(c)(e)(g)		3,000,000	3,226,029
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)		1,600,000	1,752,102
CaixaBank SA, 7.50% to 1/16/30 (Spain)(b)(c)(e)(f)	EUR	600,000	714,685
CaixaBank SA, 8.25% to 3/13/29 (Spain)(b)(c)(e)(f)	EUR	1,200,000	1,456,113
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)(c)		3,653,000	3,508,483
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)		3,668,000	3,284,848
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)(c)		652,000	640,558
Citigroup Capital III, 7.625%, due 12/1/36 (TruPS)(a)		4,115,000	4,629,171
Citigroup, Inc., 3.875% to 2/18/26, Series X(b)(c)		1,823,000	1,759,153
Citigroup, Inc., 6.25% to 8/15/26, Series T(b)(c)		636,000	647,276
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)		2,360,000	2,531,354
Citigroup, Inc., 7.625% to 11/15/28, Series AA(b)(c)		1,828,000	1,957,558
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)(c)		2,534,000	2,562,219
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)(c)		1,370,000	1,376,565
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP	800,000	1,105,936
Credit Agricole SA, 4.75% to 3/23/29 (France)(a)(b)(c)(e)(g)		600,000	555,788
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(c)(e)(g)		450,000	463,444
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)(j)		3,000,000	292,500
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(b)(c)(e)		400,000	392,088
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR	1,000,000	1,160,500
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(b)(c)(e)(f)	EUR	400,000	487,866
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(e)(f)	EUR	600,000	685,549
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(c)(g)		1,441,000	1,450,574
Farm Credit Bank of Texas, 7.75% to 6/15/29(a)(b)(c)		839,000	868,506

	Principal Amount*			Value
First Horizon Bank, 6.416% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(b)(d)(g)		1,537	†	$1,068,215
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)(a)		624,000		673,788
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(b)(c)		4,300,000		4,568,621
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(b)(c)(g)		1,067,000		1,390,928
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)(e)		4,000,000		3,642,682
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)(e)		3,800,000		3,826,368
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)(e)		1,600,000		1,627,622
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(a)		902,000		997,477
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(a)		300,000		329,586
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)		600,000		619,564
HSBC Holdings PLC, 6.95% to 3/11/34 (United Kingdom)(a)(b)(c)(e)		1,600,000		1,652,025
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		1,800,000		1,933,421
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(b)(c)		779,000		744,987
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(b)(c)		926,000		930,035
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(b)(c)(e)		600,000		501,612
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)		2,200,000		2,041,690
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(b)(c)(e)		1,800,000		1,787,108
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)		3,000,000		3,101,062
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)		800,000		834,349
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)		1,400,000		1,505,924
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR	1,200,000		1,383,366
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(b)(c)(e)(g)		800,000		801,024
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		3,162,000		3,398,489
KBC Group NV, 6.25% to 9/17/31 (Belgium)(b)(c)(e)(f)	EUR	1,000,000		1,117,905
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(b)(c)(e)		2,600,000		2,605,779
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(b)(c)(e)		1,800,000		1,820,957
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(b)(c)(e)	GBP	800,000		1,126,381
M&T Bank Corp., 3.50% to 9/1/26, Series I(b)(c)		178,000		158,469
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(b)(c)(e)(f)	GBP	600,000		775,866
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(b)(c)(e)(f)	GBP	600,000		806,682
NatWest Group PLC, 4.60% to 6/28/31 (United Kingdom)(b)(c)(e)		800,000		688,447
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(b)(c)(e)	GBP	1,000,000		1,280,755
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(b)(c)(e)		900,000		901,783
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b)(c)(e)		800,000		813,134
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(b)(c)(e)		1,800,000		1,968,178
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(c)(e)(g)		800,000		811,764
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)(c)		1,283,000		1,174,986
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		1,381,000		1,401,998
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)		1,976,000		2,016,502
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)		2,084,000		2,121,495
Regions Financial Corp., 5.75% to 6/15/25, Series D(b)(c)		529,000		528,032
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(e)(f)		200,000		204,362
Societe Generale SA, 5.375% to 11/18/30 (France)(b)(c)(e)(g)		1,400,000		1,203,958
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)		1,160,000		1,108,133
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)		2,800,000		2,948,518
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)		2,800,000		3,016,541
Standard Chartered PLC, 4.30% to 8/19/28 (United Kingdom)(b)(c)(e)(g)		800,000		729,571
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(b)(c)(e)(g)		1,200,000		1,044,749
Standard Chartered PLC, 7.75% to 8/15/27 (United Kingdom)(b)(c)(e)(g)		600,000		626,991
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(b)(c)(e)(g)		1,200,000		1,276,073
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)		1,775,000		1,843,314

		Principal Amount*		Value
State Street Corp., 6.70% to 9/15/29, Series J(b)(c)			2,174,000	$2,256,182
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(b)(f)		EUR	1,878,150	2,384,822
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)			1,600,000	1,468,997
Swedbank AB, 7.625% to 3/17/28 (Sweden)(b)(c)(e)(f)			200,000	207,862
Swedbank AB, 7.75% to 3/17/30 (Sweden)(b)(c)(e)(f)			1,200,000	1,271,998
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)			3,200,000	3,440,998
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)(c)			407,000	404,199
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(c)			1,450,000	1,431,545
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)			872,000	858,803
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(b)(c)(e)(g)			3,200,000	2,794,214
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(b)(c)(e)(g)			600,000	575,649
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(b)(c)(e)(f)			400,000	393,345
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(b)(c)(e)(g)			1,800,000	1,825,933
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(b)(c)(e)(g)			2,200,000	2,437,822
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(b)(c)(e)(g)			2,800,000	3,309,135
UniCredit SpA, 6.50% to 12/3/31, Series EMTN (Italy)(b)(c)(e)(f)		EUR	1,000,000	1,133,280
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)(c)			377,000	348,037
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)(c)			1,000,000	994,773
Virgin Money U.K. PLC, 8.25% to 6/17/27 (United Kingdom)(b)(c)(e)(f)		GBP	800,000	1,098,091
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(b)(c)			2,509,000	2,440,080
Wells Fargo & Co., 5.95%, due 12/15/36(a)			1,027,000	1,082,586
Wells Fargo & Co., 6.85% to 9/15/29(b)(c)			4,055,000	4,242,353
Wells Fargo & Co., 7.625% to 9/15/28(b)(c)			1,900,000	2,073,915
Wells Fargo & Co., 7.95%, due 11/15/29, Series B(a)			249,000	286,389

				194,553,562

CONSUMER DISCRETIONARY PRODUCTS	0.2%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(b)(c)(f)		EUR	100,000	119,803
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(b)(c)(f)		EUR	200,000	250,910

				370,713

ENERGY	0.9%
BP Capital Markets PLC, 4.875% to 3/22/30(a)(b)(c)			953,000	945,641
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			1,425,000	1,502,567

				2,448,208

FINANCIAL SERVICES	2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(c)			1,190,000	1,234,197
Air Lease Corp., 6.00% to 9/24/29, Series D(b)(c)			445,000	441,519
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b)(c)			500,000	437,283
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(c)			500,000	409,723
American Express Co., 3.55% to 9/15/26, Series D(b)(c)			1,833,000	1,741,679
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(a)(c)(g)			878,000	875,805
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)			855,000	817,248
Discover Financial Services, 6.125% to 6/23/25, Series D(b)(c)			463,000	463,948

				6,421,402

INSURANCE	14.4%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48 (Netherlands)(a)(c)			600,000	600,931
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(b)(c)(e)(f)			EUR 600,000	659,524
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(c)(e)(g)			1,400,000	1,352,091
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(c)			1,555,000	1,576,588
AXA SA, 8.60%, due 12/15/30 (France)(a)			525,000	643,599
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(a)(c)			545,000	522,929

		Principal Amount*		Value
Corebridge Financial, Inc., 6.375% to 9/15/34, due 9/15/54(a)(c)			1,005,000	$1,017,854
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(c)			1,740,000	1,801,568
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			1,205,000	1,125,317
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a)(b)(c)			900,000	893,704
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(g)			1,613,000	1,544,641
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)			1,300,000	1,360,232
Hartford Financial Services Group, Inc., 7.505% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(a)(d)(g)			1,400,000	1,298,930
ILFC E-Capital Trust I, 6.565% (3 Month USD Term SOFR + 1.812%), due 12/21/65 (TruPS)(d)(g)			693,000	549,408
La Mondiale SAM, 6.75% to 1/17/34, Series EMTN (France)(a)(b)(c)(e)(f)		EUR	1,000,000	1,118,845
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(f)			1,000,000	951,938
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(c)			1,103,000	1,216,062
Meiji Yasuda Life Insurance Co., 5.80% to 9/11/34, due 9/11/54 (Japan)(a)(c)(g)			800,000	822,787
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(a)(g)			2,678,000	2,985,983
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			2,309,000	2,759,394
Nippon Life Insurance Co., 5.95% to 4/16/34, due 4/16/54 (Japan)(a)(c)(g)			900,000	940,232
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(a)(c)			1,312,000	1,361,957
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(a)(c)			2,150,000	2,303,198
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(c)			990,000	1,076,441
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(c)(g)			1,400,000	1,395,692
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)			200,000	185,781
Rothesay Life PLC, 5.00% to 10/13/31 (United Kingdom)(b)(c)(e)(f)		GBP	200,000	218,028
Rothesay Life PLC, 7.00% to 6/11/29, due 9/11/34 (United Kingdom)(a)(c)(f)			800,000	847,466
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)			1,322,000	1,140,570
SBL Holdings, Inc., 7.00% to 5/13/25(b)(c)(g)			866,000	782,366
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(g)			2,000,000	2,073,012
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(a)(c)(f)			1,266,000	1,113,843

				38,240,911

PIPELINES	11.7%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(c)			275,000	267,925
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(c)			771,000	757,868
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)			1,724,000	1,728,470
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			1,970,000	1,971,594
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)			1,340,000	1,408,210
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			698,000	720,809
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(a)(c)			330,000	343,083
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			2,152,000	2,304,069
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			1,868,000	1,983,411
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)			3,416,000	3,829,329
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(c)			1,370,000	1,370,148
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)			176,000	174,137
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)			1,933,000	1,979,440
Enterprise Products Operating LLC, 8.343% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(a)(d)			986,000	987,835
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)(g)			1,220,000	1,282,799
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)(g)			1,195,000	1,239,288
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)			2,817,000	2,730,882
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			1,931,000	1,877,217
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)			3,172,000	3,157,205
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)			1,000,000	1,014,394

				31,128,113

		Principal Amount*		Value
REAL ESTATE	1.0%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(a)(c)(g)			289,000	$287,382
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(a)(c)(g)			1,200,000	1,184,189
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(b)(c)(f)		EUR	900,000	1,092,820

				2,564,391

RETAIL & WHOLESALE—STAPLES	0.7%
Land O’ Lakes, Inc., 7.00%(a)(b)(g)			1,100,000	907,500
Land O’ Lakes, Inc., 7.25%(a)(b)(g)			1,190,000	1,006,737

				1,914,237

TELECOMMUNICATIONS	0.3%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(b)(c)(f)		EUR	700,000	833,355

UTILITIES	18.6%
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			1,883,000	1,981,498
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			2,524,000	2,366,424
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)			1,350,000	1,382,243
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(c)			1,481,000	1,404,136
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			1,780,000	1,898,653
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)			1,686,000	1,776,698
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)			615,000	635,703
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)			750,000	780,927
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(c)			1,100,000	961,952
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(c)			992,000	958,325
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b)(c)			2,525,000	2,471,849
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)			1,181,000	1,254,607
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(a)(c)			2,295,000	2,511,480
Duke Energy Corp., 6.45% to 6/3/34, due 9/1/54(a)(c)			2,380,000	2,477,104
Edison International, 5.375% to 3/15/26, Series A(b)(c)			2,180,000	2,163,853
Edison International, 7.875% to 3/15/29, due 6/15/54(c)			860,000	905,515
Electricite de France SA, 5.625% to 6/17/32, Series EMTN (France)(a)(b)(c)(f)		EUR	600,000	678,183
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)			1,900,000	1,918,088
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(c)			1,860,000	1,933,171
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)(g)			985,000	1,041,761
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(a)(c)			392,000	375,336
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a)(c)			538,000	536,316
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)			2,132,000	2,241,802
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)			3,385,000	3,661,189
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)			1,249,000	1,275,484
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)			547,000	566,440
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(c)			2,252,000	2,152,483
Sempra, 4.875% to 10/15/25(b)(c)			671,000	665,475
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)			1,905,000	1,913,348
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)			2,595,000	2,696,332
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(a)(c)			1,064,000	1,031,702
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(a)(c)			750,000	740,608

				49,358,685

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$312,479,008)				327,833,577

		Shares	Value
SHORT-TERM INVESTMENTS	2.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.95%(k)		3,802,729	$3,802,729
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(k)		2,118,052	2,118,052

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,920,781)			5,920,781

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$373,346,624)	147.4%		391,296,267
LIABILITIES IN EXCESS OF OTHER ASSETS	(47.4)		(125,862,111)

NET ASSETS (Equivalent to $22.07 per share based on 12,028,187 shares of common stock outstanding)	100.0%		$265,434,156

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 30,000,000	0.548%	Monthly	4.944%(l)	Monthly	9/15/25	$1,031,131	$2,702	$1,033,833
39,000,000	1.181%	Monthly	4.944%(l)	Monthly	9/15/26	1,825,642	5,381	1,831,023
40,000,000	0.930%	Monthly	4.944%(l)	Monthly	9/15/27	2,891,295	6,434	2,897,729
						$5,748,068	$14,517	$5,762,585

The total amount of all interest rate swap contracts as presented in the table above is representative of the volume of activity for this derivative type during the period ended September 30, 2024.

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	541,836	USD	402,379	10/2/24	$1,738
Brown Brothers Harriman	EUR	17,204,977	USD	19,069,480	10/2/24	(82,230)
Brown Brothers Harriman	EUR	3,944,310	USD	4,371,755	10/2/24	(18,851)
Brown Brothers Harriman	EUR	600,000	USD	661,548	10/2/24	(6,342)
Brown Brothers Harriman	EUR	339,950	USD	374,822	10/2/24	(3,593)
Brown Brothers Harriman	GBP	5,496,584	USD	7,224,490	10/2/24	(124,169)
Brown Brothers Harriman	GBP	611,715	USD	797,964	10/2/24	(19,869)
Brown Brothers Harriman	USD	401,036	CAD	541,836	10/2/24	(395)
Brown Brothers Harriman	USD	15,242,619	EUR	13,656,303	10/2/24	(41,113)
Brown Brothers Harriman	USD	5,072,177	EUR	4,544,310	10/2/24	(13,681)
Brown Brothers Harriman	USD	569,362	EUR	509,975	10/2/24	(1,683)
Brown Brothers Harriman	USD	521,562	EUR	468,310	10/2/24	(263)
Brown Brothers Harriman	USD	873,912	EUR	785,180	10/2/24	110
Brown Brothers Harriman	USD	486,633	EUR	438,505	10/2/24	1,489
Brown Brothers Harriman	USD	914,358	EUR	827,096	10/2/24	6,324
Brown Brothers Harriman	USD	948,637	EUR	859,558	10/2/24	8,180
Brown Brothers Harriman	USD	8,192,573	GBP	6,108,299	10/2/24	(26,081)
Brown Brothers Harriman	CAD	550,462	USD	407,714	11/4/24	370
Brown Brothers Harriman	EUR	4,593,391	USD	5,133,620	11/4/24	13,457
Brown Brothers Harriman	EUR	13,700,631	USD	15,311,962	11/4/24	40,137
Brown Brothers Harriman	GBP	6,133,765	USD	8,225,931	11/4/24	25,521
						$(240,944)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund's revolving credit agreement. $179,302,052 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Variable rate. Rate shown is in effect at September 30, 2024.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $117,897,590 which represents 44.4% of the net assets of the Fund (29.9% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $38,733,618 which represents 14.6% of the net assets of the Fund, of which 0.9% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $76,486,090 which represents 28.8% of the net assets of the Fund, of which 0.0% are illiquid.

(h)	Non–income producing security.
(i)	Security is in default.
(j)	Security value is determined based on significant unobservable inputs (Level 3).
(k)	Rate quoted represents the annualized seven–day yield.
(l)	Based on USD-SOFR-OIS. Represents rates in effect at September 30, 2024.

Country Summary	% of Managed Assets
United States	51.2
United Kingdom	11.2
Canada	10.8
France	7.5
Spain	4.0
Netherlands	3.9
Switzerland	3.2
Japan	1.0
Germany	1.0
Italy	0.8
Sweden	0.8
Australia	0.7
Ireland	0.7
Other (includes short-term investments)	3.2

100.0

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options and total return swaps are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgements and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Preferred Securities—Exchange-Traded	$57,541,909	$—	$—		$57,541,909
Preferred Securities—Over-The-Counter:
Banking	—	194,261,062	292,500	(a)	194,553,562
Other Industries	—	133,280,015	—		133,280,015
Short-Term Investments	—	5,920,781	—		5,920,781

Total Investments in Securities(b)	$57,541,909	$333,461,858	$292,500		$391,296,267

Forward Foreign Currency Exchange Contracts	$—	$97,326	$—		$97,326
Interest Rate Swap Contracts	—	5,762,585	—		5,762,585

Total Derivative Assets(b)	$—	$5,859,911	$—		$5,859,911

Forward Foreign Currency Exchange Contracts	$—	$(338,270)	$—		$(338,270)

Total Derivative Liabilities(b)	$—	$(338,270)	$—		$(338,270)

(a)	Security has been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At September 30, 2024, the Fund did not have any total return swap contracts outstanding.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the monthly average volume of the Fund’s total return swap contracts and forward foreign currency exchange contracts activity for the nine months ended September 30, 2024:

	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$7,734,923	$28,493,434

(a)

Average notional amounts represent the average for all months in which the Fund had total return swap contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents five months for total return swap contracts and nine months for forward foreign currency exchange contracts.